Related Party Transactions (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended			0 Months Ended
	Sep. 12, 2013	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 02, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Interest paid			$ 144,700	$ 91,800	$ 175,349	$ 143,518	$ 43,964
Due from related parties					103	622		103
Notes face amount					100,000			100,000
Authorized non-liquidating cash distribution							7,000
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company	10,000	10,000
O V S [Member]
Related Party Transaction [Line Items]
Due from related parties					103	622		103
Dan Caruso [Member]
Related Party Transaction [Line Items]
Purchase price of notes					500
Purchase price of notes after considering premium and accrued interest					516			516
Notes repurchased from related party					541
Dan Caruso [Member] | Aircraft Reimbursement [Member]
Related Party Transaction [Line Items]
Payable to related party settled		200	600		143
CII [Member]
Related Party Transaction [Line Items]
Due to related-parties												4,590
Interest paid							10,951
Payable to related party settled							15,541
Authorized non-liquidating cash distribution										10,000
Non-liquidating Distribution To Common Unit Holders Made By Subsidiary To Parent Company								9,100	3,000	10,000
Non-cash settlement of note receivable from stock holder								$ 22,000
Matthew Erickson [Member]
Related Party Transaction [Line Items]
Purchase price of notes											600